Note 15 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Finance income received - Bank	$ 39	$ 17	$ 14
Unwinding of rehabilitation provision (note 29)	109	132	0
Finance cost - Leases (note 19)	22	31	24
Zimbabwe Electricity Supply Authority interest	68	0	226
Finance cost – Overdraft and term loans	1,657	192
Finance cost - Capitalised to property, plant and equipment (note 18)	0	0	(17)
Finance cost	3,024	657	375
Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Finance cost – Overdraft and term loans	1,657	192	86
Motapa loan notes payable [member]
Statement Line Items [Line Items]
Finance cost - notes payable	619	302	0
Solar loan notes [member]
Statement Line Items [Line Items]
Finance cost - notes payable	549	0	0
Term loan [member]
Statement Line Items [Line Items]
Finance cost - Term Loan	$ 0	$ 0	$ 56